COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Minimum Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Premises [Member]
Lease Type [Line Items]
2014	$ 88
2015	78
2016	78
Total minimum lease commitments	244
Vehicles [Member]
Lease Type [Line Items]
2014	67
2015	39
2016	21
Total minimum lease commitments	$ 127